Parent only financial information	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Parent only financial information	Parent only financial information
The following condensed financial statements of the Company have been prepared using the same accounting policies as set out in the accompanying consolidated financial statements. As of December 31, 2024, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of convertible redeemable preferred shares or guarantees of the Company, except for those, which have been separately disclosed in the consolidated financial statements.
(a)Condensed Balance Sheets

	As of December 31,
	2023	2024
	RMB	RMB
ASSETS
Current assets
Cash	12,947	4,105
Short-term investments	121,876	130,525
Prepayments and other assets	—	14,578
Amounts due from related parties	4,288,934	4,445,227
Total current assets	4,423,757	4,594,435

Non-current assets
Long-term investments	48,580	5,316
Total non-current assets	48,580	5,316
Total assets	4,472,337	4,599,751

Current Liabilities
Convertible notes payable, current	—	470,610
Accrued expenses and other current liabilities	64,924	99,057
Amounts due to related parties	180,698	170,768
Share of losses in excess of investments in subsidiaries	4,689,593	5,618,976
Total current liabilities	4,935,215	6,359,411

Non-current liabilities
Convertible notes payable, non-current	455,701	—
Total non-current liabilities	455,701	—
Total liabilities	5,390,916	6,359,411

SHAREHOLDERS’ DEFICIT
Class A Ordinary Shares	9	10
Class B Ordinary Shares	1	1
Treasury Shares	—	(7,435)
Additional paid-in capital	6,096,675	6,214,270
Accumulated deficit	(6,670,686)	(7,603,001)
Accumulated other comprehensive loss	(344,578)	(363,505)
Total shareholders’ deficit	(918,579)	(1,759,660)
Total liabilities and shareholders’ deficit	4,472,337	4,599,751
(b)Condensed statements of comprehensive loss

	Year end of December 31,
	2022	2023	2024
	RMB	RMB	RMB
General and administrative expenses	(26,005)	(24,089)	(26,125)
Interest income	6,565	5,411	11,644
Interest expense	(3,132)	(25,608)	(59,842)
Foreign currency exchange (losses)/gains	(14,459)	1,245	(91)
Change in fair value of an equity security	(16,843)	(22,451)	(44,019)
Share of losses from subsidiaries	(1,511,004)	(875,014)	(813,882)
Loss before income taxes	(1,564,878)	(940,506)	(932,315)
Income tax expenses	—	—	—
Net loss	(1,564,878)	(940,506)	(932,315)
(c)Condensed statements of cash flows

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net cash used in operating activities	(22,893)	(43,242)	(46,203)
Net cash (used in)/provided by investing activities	(734,299)	(123,944)	59,022
Net cash provided by/(used in) financing activities	729,767	59,177	(21,898)
Effect of foreign currency exchange rate changes on cash	(12,308)	1,934	237
Net decrease in cash	(39,733)	(106,075)	(8,842)
Cash at beginning of the year	158,755	119,022	12,947
Cash at end of the year	119,022	12,947	4,105